Accrued Payroll and Related Liabilities	12 Months Ended
Aug. 31, 2019
Accrued Payroll and Related Liabilities
Note 7: Accrued Payroll and Related Liabilities

Accrued payroll liabilities consisted of the following at August 31, 2019 and 2018:

	August 31, 2019	August 31, 2018
Accrued Payroll	$7,812,000	$4,522,000
Accrued Payroll Taxes	8,201,000	4,609,000
Corporate employee accrued paid time off	399,000	346,000
Accrued Payroll and related liabilities	$16,412,000	$9,477,000

Accrued payroll and accrued payroll taxes represent payroll liabilities associated with its client worksite employees as well as corporate employees of the Company.